Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenues:
Total revenue	$ 143,298	$ 114,690	$ 395,226	$ 314,798	$ 430,966	$ 398,047	$ 406,377
Cost of revenues:
Amortization of acquired technology	3,824	4,558	12,624	13,780	18,338	17,948	19,261
Total cost of revenues	28,705	25,823	97,794	76,850	106,801	96,534	102,172
Gross profit	114,593	88,867	297,432	237,948	324,165	301,513	304,205
Operating expenses:
Research and development	22,517	17,643	94,772	55,229	76,759	58,320	52,885
Sales and marketing	52,400	43,275	210,581	130,667	178,886	145,350	129,971
General and administrative	21,883	19,672	140,718	64,764	91,778	64,114	49,232
Amortization of other intangibles	10,039	11,879	30,242	35,892	47,686	50,498	51,947
Restructuring and other	199	(24)	1,093	459	1,763	4,990	7,637
Total operating expenses	107,038	92,445	477,406	287,011	396,872	323,272	291,672
Income (loss) from operations	7,555	(3,578)	(179,974)	(49,063)	(72,707)	(21,759)	12,533
Interest expense, net	(5,995)	(21,060)	(39,715)	(49,242)	(69,845)	(35,220)	(25,481)
Other (expense) income, net	67	(146)	307	2,278	2,641	5,204	(3,445)
Loss before income taxes	1,627	(24,784)	(219,382)	(96,027)	(139,911)	(51,775)	(16,393)
Income tax benefit (expense)	136	2,682	(245,344)	10,431	23,717	60,997	17,189
Net income (loss)	$ 1,763	$ (22,102)	$ (464,726)	$ (85,596)	(116,194)	9,222	796
Net income (loss) per share:
Basic (in dollars per share)		$ (0.09)		$ (0.36)
Basic (in dollars per share)	$ 0.01		$ (1.78)
Diluted (in dollars per share)		$ (0.09)		$ (0.36)
Diluted (in dollars per share)	$ 0.01		$ (1.78)
Weighted average shares outstanding:
Basic (in shares)		236,024		235,648
Basic (in shares)	277,926		260,383
Diluted (in shares)	280,156	236,024	260,383	235,648
Diluted (in shares)	280,156	236,024	260,383	235,648
Subscriptions
Revenues:
Total revenue	$ 128,518	$ 91,661	$ 352,451	$ 251,974	349,830	257,576	232,783
Cost of revenues:
Cost of revenues	16,297	13,534	55,930	40,922	56,934	48,270	52,176
License
Revenues:
Total revenue	3,895	12,064	10,424	32,805	40,354	98,756	130,738
Services
Revenues:
Total revenue	10,885	10,965	32,351	30,019	40,782	41,715	42,856
Cost of revenues:
Cost of revenues	$ 8,584	$ 7,731	$ 29,240	$ 22,148	$ 31,529	$ 30,316	$ 30,735